UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07616

Nuveen Missouri Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       May 31

Date of reporting period: February 28, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NOM
Nuveen Missouri Quality Municipal Income Fund
Portfolio of Investments    February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 160.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 160.9% (100.0% of Total Investments)
	Consumer Staples – 4.0% (2.5% of Total Investments)
$ 1,055	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29 (AMT)	No Opt. Call	AA-	$ 1,272,710
	Education and Civic Organizations – 22.0% (13.7% of Total Investments)
300	Curators of the University of Missouri, System Facilities Revenue Bonds, Refunding Series 2014A, 4.000%, 11/01/33	11/24 at 100.00	AA+	318,708
250	Lincoln University, Missouri, Auxiliary System Revenue Bonds, Series 2007, 5.125%, 6/01/37 – AGC Insured	3/19 at 100.00	AA	253,295
410	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	A1	454,186
750	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB+	795,878
600	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southwest Baptist University Project, Series 2012, 5.000%, 10/01/33	10/22 at 100.00	BBB-	623,634
725	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34	10/23 at 100.00	A+	808,650
630	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2011, 5.250%, 10/01/41	10/21 at 100.00	A-	678,182
510	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2014, 5.000%, 10/01/39	10/23 at 100.00	A-	561,393
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2015A, 4.000%, 10/01/42	10/25 at 100.00	AA-	1,029,920
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2019A, 5.000%, 10/01/46	4/29 at 100.00	AA-	569,810
550	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2011B, 5.000%, 11/15/37	11/21 at 100.00	AA+	593,549
120	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Refunding Series 2017, 4.000%, 4/01/34	4/27 at 100.00	Baa1	119,996
100	Saline County Industrial Development Authority, Missouri, First Mortgage Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40	10/23 at 100.00	N/R	96,908
6,445	Total Education and Civic Organizations			6,904,109
	Health Care – 38.9% (24.2% of Total Investments)
300	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016, 5.000%, 8/01/30	8/26 at 100.00	A-	325,143
400	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%, 3/01/36	3/27 at 100.00	BBB-	435,300

NOM	Nuveen Missouri Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 170	Clinton County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Cameron Regional Medical Center, Inc., Series 2017B, 4.400%, 12/01/34	12/25 at 100.00	N/R	$170,272
250	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Healthcare System, Series 2017, 5.000%, 10/01/47	10/27 at 100.00	A-	272,968
200	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2011, 5.500%, 2/15/31	2/21 at 100.00	A	210,850
315	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35	2/24 at 100.00	A	339,658
500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	510,425
750	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2018D, 4.000%, 1/01/58 (Mandatory Put 1/01/48) (UB) (4)	1/28 at 100.00	AA	759,645
500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2013C, 4.000%, 1/01/50 (Mandatory Put 1/01/46)	7/26 at 100.00	AA	512,525
540	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital Region Medical Center, Series 2011, 5.000%, 11/01/27	11/20 at 100.00	Baa2	563,582
1,730	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/44	11/23 at 100.00	A2	1,848,591
415	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/32	11/25 at 100.00	A2	465,227
335	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Heartland Regional Medical Center, Series 2012, 5.000%, 2/15/37	2/22 at 100.00	AA-	358,132
290	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2012, 4.000%, 11/15/42	11/22 at 100.00	AA-	292,668
550	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2014F, 4.250%, 11/15/48	11/24 at 100.00	AA-	567,941
515	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C, 5.000%, 11/15/47	11/27 at 100.00	AA-	576,197
500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal and Presbyterian Hospitals, Series 2011, 5.000%, 12/01/25	12/21 at 100.00	A+	539,105
2,000	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, Saint Luke's Health System, Series 2010A, 5.000%, 11/15/30	11/20 at 100.00	A+	2,090,680
350	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48	5/25 at 102.00	A+	350,109
500	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016, 5.000%, 11/15/46	11/25 at 100.00	N/R	509,460
500	Saline County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Fitzgibbon Memorial Hospital Inc., Series 2010, 5.600%, 12/01/28	12/20 at 100.00	BB+	520,475
11,610	Total Health Care			12,218,953
	Housing/Single Family – 0.6% (0.4% of Total Investments)
195	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2017A-2, 3.800%, 11/01/37	11/26 at 100.00	AA+	197,445

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care – 12.2% (7.6% of Total Investments)
$ 190	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah Community Project, Refunding Series 2016, 4.000%, 5/01/33	5/25 at 100.00	N/R	$182,045
250	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah Community Project, Series 2013, 4.500%, 5/01/28	3/19 at 100.00	N/R	245,935
100	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/37	5/27 at 100.00	BB	105,931
250	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2014A, 5.250%, 8/15/39	8/24 at 100.00	BB+	256,292
250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 6.000%, 2/01/41	2/21 at 100.00	BBB	261,115
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2014A:
385	5.000%, 2/01/35	2/24 at 100.00	BBB	404,785
500	5.000%, 2/01/44	2/24 at 100.00	BBB	517,910
300	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/46	2/26 at 100.00	BBB	312,312
200	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2019A, 5.000%, 2/01/42	2/24 at 104.00	BBB	212,434
	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2012:
250	5.000%, 9/01/32	9/22 at 100.00	BB+	258,235
500	5.000%, 9/01/42	9/22 at 100.00	BB+	508,155
430	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	BB+	459,928
100	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%, 12/01/45	12/25 at 100.00	N/R	103,358
3,705	Total Long-Term Care			3,828,435
	Tax Obligation/General – 23.2% (14.4% of Total Investments)
	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2018:
1,000	4.000%, 3/01/34	3/26 at 100.00	AA	1,067,170
335	4.000%, 3/01/36	3/26 at 100.00	AA	354,175
340	Clay County Reorganized School District R-II Smithville, Missouri, General Obligation Bonds, Refunding Series 2015, 4.000%, 3/01/36	3/27 at 100.00	AA+	359,944
500	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/32	3/24 at 100.00	AA+	532,350
200	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2018, 5.000%, 3/01/36	3/27 at 100.00	AA+	230,638
	Independence School District, Jackson County, Missouri, General Obligation Bonds, Series 2010:
345	5.000%, 3/01/27	3/20 at 100.00	N/R	355,733
1,340	5.000%, 3/01/27	3/20 at 100.00	AA+	1,381,688

NOM	Nuveen Missouri Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 500	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2013A, 5.000%, 3/01/31	3/21 at 100.00	AA-	$530,155
1,000	Joplin Schools, Missouri, General Obligation Bonds, Refunding, Direct Deposit Program Series 2017, 4.000%, 3/01/32	3/27 at 100.00	AA+	1,092,200
300	Kansas City, Missouri, General Obligation Bonds, Refunding & Improvement Series 2018A, 4.000%, 2/01/35	2/28 at 100.00	AA	320,862
1,000	Valley Park Fire Protection District, Missouri, General Obligation Bonds, Series 2019, 4.000%, 3/01/39 (WI/DD, Settling 3/05/19)	3/27 at 100.00	AA	1,047,810
6,860	Total Tax Obligation/General			7,272,725
	Tax Obligation/Limited – 21.5% (13.3% of Total Investments)
910	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/33	10/22 at 100.00	AA+	1,006,251
350	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A, 4.750%, 6/01/30	6/24 at 100.00	N/R	347,868
145	Clay, Jackson & Platte Counties Consolidated Public Library District 3, Missouri, Certificates of Participation, Mid-Continent Public Library Project, Series 2018, 4.000%, 3/01/35	3/26 at 100.00	Aa3	151,522
43	Cofina, Puerto Rico, Series 2007A Senior Bonds Due 2041 National Custodial Trust Taxable Trust Unit, 0.000%, 8/01/41 (5)	No Opt. Call	N/R	36,439
132	Cofina, Puerto Rico, Series 2007A Senior Bonds Due 2041 National Custodial Trust Tax-Exempt Trust Unit, 0.000%, 8/01/41 (5)	No Opt. Call	N/R	116,500
250	Conley Road Transportation District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017, 5.125%, 5/01/41	5/25 at 100.00	N/R	252,017
350	Fenton Missouri Fire Protection District, Missouri, General Obligation Bonds, Series 2019, 4.000%, 3/01/39 (WI/DD, Settling 3/05/19)	3/27 at 100.00	AA+	364,735
315	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006, 5.000%, 6/01/28	3/19 at 100.00	N/R	214,200
430	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	BB	439,684
	Howard Bend Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 2013B:
180	4.875%, 3/01/33	3/23 at 100.00	BB+	181,003
115	5.000%, 3/01/38	3/23 at 100.00	BB+	115,412
485	Jackson County, Missouri, Special Obligation Bonds, Truman Medical Center Project, Series 2011B, 4.350%, 12/01/23	12/21 at 100.00	Aa3	516,501
300	Kansas City Industrial Development Authority, Missouri, Downtown Redevelpment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32	9/21 at 100.00	AA-	321,327
150	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016, 4.250%, 4/01/26, 144A	No Opt. Call	N/R	151,182
325	Kansas City, Missouri, Special Obligation Bonds, Downtown Redevelopment District, Series 2014C, 5.000%, 9/01/33	9/23 at 100.00	AA-	360,461

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series 2018B:
$ 100	5.000%, 2/01/40, 144A	2/28 at 100.00	N/R	$102,712
100	5.000%, 2/01/50, 144A	2/28 at 100.00	N/R	101,068
245	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Branson - Branson Landing Project, Series 2015A, 4.000%, 6/01/34	6/23 at 100.00	A	251,002
385	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Project, Series 2006, 5.000%, 5/01/23	3/19 at 100.00	N/R	375,810
140	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 5.000%, 5/01/30	5/21 at 100.00	N/R	140,295
250	Saint Louis County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Chesterfield Blue Valley Community Improvement District Project, Series 2014A, 5.250%, 7/01/44, 144A	7/24 at 100.00	N/R	246,530
600	Springfield, Missouri, Special Obligation Bonds, Sewer System Improvements Project, Series 2015, 4.000%, 4/01/35	4/25 at 100.00	Aa2	627,318
100	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47	11/26 at 100.00	N/R	101,800
215	Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017, 4.500%, 6/01/36	6/26 at 100.00	BBB	222,654
6,615	Total Tax Obligation/Limited			6,744,291
	Transportation – 2.4% (1.5% of Total Investments)
335	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.500%, 10/01/33 – AGM Insured	10/23 at 100.00	AA	379,039
	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Series 2017D:
220	5.000%, 7/01/34 – AGM Insured (AMT)	7/27 at 100.00	AA	250,479
100	5.000%, 7/01/35 – AGM Insured (AMT)	7/27 at 100.00	AA	113,494
655	Total Transportation			743,012
	U.S. Guaranteed – 13.7% (8.5% of Total Investments) (6)
500	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds, School Building Series 2012, 4.375%, 3/01/32 (Pre-refunded 3/01/22)	3/22 at 100.00	A+	539,610
525	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2009A, 5.750%, 6/01/39 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R	530,229
600	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2011, 5.000%, 4/01/36 (Pre-refunded 4/01/21)	4/21 at 100.00	Baa1	640,320
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2012:
400	5.000%, 1/01/32 (Pre-refunded 1/01/21)	1/21 at 100.00	A2	423,760
425	5.000%, 1/01/37 (Pre-refunded 1/01/21)	1/21 at 100.00	A2	450,245
100	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R	110,854

NOM	Nuveen Missouri Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$ 1,035	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured (ETM)	5/19 at 100.00	N/R	$1,097,317
500	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1993D, 5.650%, 7/01/20 (AMT) (ETM)	No Opt. Call	AA+	524,945
4,085	Total U.S. Guaranteed			4,317,280
	Utilities – 4.7% (2.9% of Total Investments)
350	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/32	1/25 at 100.00	A	395,381
500	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A	526,975
500	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2018, 5.000%, 12/01/43	6/27 at 100.00	A2	560,825
1,350	Total Utilities			1,483,181
	Water and Sewer – 17.7% (11.0% of Total Investments)
250	Camden County Public Water Supply District 4, Missouri, Certificates of Participation, Series 2017, 5.000%, 1/01/47	1/25 at 100.00	A-	266,768
475	Franklin County Public Water Supply District 3, Missouri, Certificates of Participation, Series 2017, 4.000%, 12/01/37	12/24 at 100.00	A+	489,364
160	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A, 4.000%, 1/01/35	1/28 at 100.00	AA	170,965
125	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Refunding & Improvement Series 2016C, 5.000%, 5/01/46	5/26 at 100.00	AAA	140,910
450	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Refunding & Improvement Series 2017A, 5.000%, 5/01/47	5/27 at 100.00	AAA	512,856
2,000	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2012A, 5.000%, 5/01/42	5/22 at 100.00	AAA	2,165,060
500	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015, 5.000%, 1/01/40	1/25 at 100.00	Aa3	563,100
585	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refudning Series 2016C, 5.000%, 12/01/32	12/25 at 100.00	AA+	681,455
550	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2018, 4.000%, 12/01/39	12/25 at 100.00	AA+	564,470
5,095	Total Water and Sewer			5,554,948
$ 47,670	Total Long-Term Investments (cost $48,604,969)			50,537,089
	Floating Rate Obligations – (1.9)%			(600,000)
	MuniFund Preferred Shares, net of deferred offering costs – (56.6)% (7)			(17,769,057)
	Other Assets Less Liabilities – (2.4)%			(761,936)
	Net Asset Applicable to Common Shares – 100%			$ 31,406,096

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$50,537,089	$ —	$50,537,089
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of February 28, 2019.
Tax cost of investments	$47,959,008
Gross unrealized:
Appreciation	$ 2,128,335
Depreciation	(150,251)
Net unrealized appreciation (depreciation) of investments	$ 1,978,084

NOM	Nuveen Missouri Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Effective February 12, 2019, the par value of the original bonds was replaced with taxable and tax exempt Puerto Rico Sales Tax Financing Corporation (commonly known as COFINA) bond units that are collateralized by a bundle of zero and coupon paying bonds. The quantity shown represents units in a trust, which were assigned according to the original bond’s accreted value. These securities do not have a stated coupon interest rate and income will be recognized through accretion of the discount associated with the trust units. The factor at which these units accrete can also decrease, primarily for principal payments generated from coupon payments received or dispositions of the underlying bond collateral. The quantity of units will not change as a result of these principal payments.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 35.2%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Missouri Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: April 29, 2019

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller (principal financial officer)

Date: April 29, 2019